Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	19,231,857	17,931,857	11,722,647
Common stock, shares outstanding	19,231,857	17,931,857	11,722,647